CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 404,652	$ 57,885	¥ 439,580
Accounts receivable and contract assets, net of allowance for doubtful accounts of nil and RMB215 as of February 28, 2019 and February 29, 2020, respectively	1,261	180	811
Amounts due from related parties			119
Other receivables, deposits and other assets, net of allowance for doubtful accounts of nil and RMB5,052 as of February 28, 2019 and February 29, 2020, respectively	18,484	2,644	22,517
Short-term investments	10,000	1,430	32,715
Long-term investment under fair value - current	181,821	26,009
Total current assets	616,218	88,148	495,742
Restricted cash	37,703	5,393	31,655
Property and equipment, net	19,749	2,825	27,000
Operating lease right-of-use assets	190,074	27,190
Intangible assets, net	8,765	1,254	43,897
Goodwill	35,163	5,030	149,775
Deferred tax assets	13,445	1,923	9,536
Equity method investments	1,295	185	219
Long-term investments under fair value - non-current	104,414	14,936	162,937
Rental deposits - non-current	10,790	1,544	11,293
Total non-current assets	421,398	60,280	436,312
TOTAL ASSETS	1,037,616	148,428	932,054
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB10,719 and RMB1,323 as of February 28, 2019 and February 29, 2020, respectively)	1,323	189	10,719
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB50,953 and RMB69,797 as of February 28, 2019 and February 29, 2020, respectively)	75,118	10,746	56,566
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of nil and RMB49,221 as of February 28, 2019 and February 29, 2020, respectively)	51,842	7,416
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB3,659 and RMB10,066 as of February 28, 2019 and February 29, 2020, respectively)	12,789	1,829	9,065
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB87,870 and RMB71,946 as of February 28, 2019 and February 29, 2020, respectively)	71,946	10,290	87,870
Total current liabilities	213,018	30,470	164,220
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB10,903 and RMB2,136 as of February 28, 2019 and February 29, 2020, respectively)	2,136	306	10,903
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of nil and RMB135,867 as of February 28, 2019 and February 29, 2020, respectively)	147,510	21,101
Total non-current liabilities	149,646	21,407	10,903
TOTAL LIABILITIES	362,664	51,877	175,123
Commitments and Contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 24,066,033 shares issued and outstanding as of February 28, 2019, and 24,101,983 and 23,131,195 shares issued and outstanding as of February 29, 2020, respectively)	15	2	15
Additional paid-in capital	742,637	106,234	711,668
Treasury shares (nil and 970,788 shares as of February 28, 2019 and February 29, 2020, respectively)	(27,899)	(3,991)
Accumulated deficit	(110,094)	(15,749)	(601)
Accumulated other comprehensive income	26,091	3,732	1,607
Shareholders’ equity	630,750	90,228	712,689
Non-controlling interests	44,202	6,323	44,242
Total equity	674,952	96,551	756,931
TOTAL LIABILITIES AND EQUITY	¥ 1,037,616	$ 148,428	¥ 932,054